26. Revenue from the sale of goods and / or services	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenue from the sale of goods and / or services
26.	Revenue from the sale of goods and / or services

IFRS 15 establishes a comprehensive framework to determine when and for how much revenue form contracts with customers should be recognized.

Sale of goods

Revenue from sale of goods is recognized when control of the goods is transferred to the customer, usually when delivered in the store, and at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods. No revenue is recognized if collection is uncertain.

Service revenue

The Company acts as agent in insurance extended warranty, financial protection insurance, personal accident insurance, technical assistance and mobile phone credits recharge. Revenues from these services are recognized at a point of time and presented net of related costs and recognized when control of the service is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.

	2019	2018	2017
Gross sales
Goods	61,176	53,643	48,597
Services rendered	641	456	365
Sales returns and cancellations	(273)	(484)	(523)
	61,544	53,615	48,439

Taxes on sales	(4,909)	(4,227)	(3,805)

Net operating revenue	56,635	49,388	44,634